ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

12. ACCOUNTS PAYABLE

	As of December 31,
	2024	2025
	RMB	RMB

Merchandise purchase payables	32,219	27,164
Payable to merchants (1)	20,386	19,364
Warehouse and logistic fees payables	2,073	2,415
Total accounts payable	54,678	48,943

(1)	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)